FINANCIAL RISK MANAGEMENT (Market risk narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,188,674	$ 2,036,957
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 7,100	5,000
Net investments exposed to volatility in exchange rate, amount	1,900,000
Reasonably possible change in risk variable, impact on equity	$ 18,500	17,700
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 22,400	$ 26,800
Argentina, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Devaluation, percent	37.10%	50.50%
Inflation, percent	53.80%	47.60%
Change in risk variable, impact on comprehensive income	$ (43,000)	$ (37,000)
Change in risk variable, impact on profit (loss)	(111,000)	(184,000)
Effect of inflation adjustment	$ 118,000	191,000
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (600)	(2,100)
Mexico, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 5,600	5,800
Colombia, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 300	(200)
Brazil, Brazil Real | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 1,800	$ 1,500
Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	2.94%	3.65%
Floating Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,023,051	$ 1,747,074
Floating Rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,023,000	$ 1,747,000
Borrowings, percentage of total borrowings	92.40%	85.80%
Floating Rate | Argentina, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 10	$ 0
Floating Rate | Mexico, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	14,789	0
Floating Rate | Colombia, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 30,634	$ 0